Debt - Schedule of Long Term and Short Term Debt (Details) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2008		Mar. 31, 2024		Dec. 31, 2024	Mar. 31, 2023
Non-convertible debentures
Current portion of long-term debt				$ 5,049,483		$ 2,973,192	$ 1,415,861
7.7% Debentures [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 15, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 335,549
Mahindra & Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Jun. 30, 2024	[2],[3]
Current portion of long-term debt				$ 873,924		538,695
TATA Motors Finance Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.77%		13.05%
Maturities, Current portion of long-term debt		May 31, 2027	[1]	May 31, 2027	[2]
Current portion of long-term debt				$ 2,187,128		1,921,963
Kotak Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		1.00%		1.00%
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Feb. 28, 2025	[2]
Current portion of long-term debt				$ 348,599		342,417
Jain and Sons Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Dec. 31, 2024	[1]	Dec. 31, 2024	[2]
Current portion of long-term debt				$ 47,992
Mercury Car Rentals Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 30, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 249,560
Orix Leasing and Financial Services India LTD [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.00%		13.41%
Maturities, Current portion of long-term debt		Dec. 31, 2025	[1]	Mar. 31, 2025	[2]
Current portion of long-term debt				$ 156,370		83,327
Clix Finance India Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		4.11%
Maturities, Current portion of long-term debt	[1]	Jul. 02, 2025
Current portion of long-term debt				$ 124,931		86,790
AON Premium Finance LLC [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				7.74%
Maturities, Current portion of long-term debt		Sep. 28, 2024	[1]	Sep. 28, 2024	[2]
Current portion of long-term debt				$ 725,430

[1]	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.
[2]	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
[3]	Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others. Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under ’Short term investments’ in the Consolidated Balance Sheet.